Commissions and fees (Details) - CHF (SFr) SFr in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Commissions and fees
Commissions and fees	SFr 11,853	SFr 11,158	SFr 11,890
Lending business
Commissions and fees
Commissions and fees	1,631	1,687	1,931
Investment and portfolio management
Commissions and fees
Commissions and fees	3,187	3,438	3,582
Other securities business
Commissions and fees
Commissions and fees	66	63	48
Fiduciary business
Commissions and fees
Commissions and fees	3,253	3,501	3,630
Underwriting
Commissions and fees
Commissions and fees	2,255	1,564	1,718
Brokerage
Commissions and fees
Commissions and fees	3,244	2,893	2,813
Underwriting and brokerage
Commissions and fees
Commissions and fees	5,499	4,457	4,531
Other services
Commissions and fees
Commissions and fees	1,470	1,513	1,798
Bank
Commissions and fees
Commissions and fees	11,850	11,071	11,742
Bank | Lending business
Commissions and fees
Commissions and fees	1,612	1,663	1,902
Bank | Investment and portfolio management
Commissions and fees
Commissions and fees	3,087	3,295	3,415
Bank | Other securities business
Commissions and fees
Commissions and fees	73	89	83
Bank | Fiduciary business
Commissions and fees
Commissions and fees	3,160	3,384	3,498
Bank | Underwriting
Commissions and fees
Commissions and fees	2,348	1,602	1,735
Bank | Brokerage
Commissions and fees
Commissions and fees	3,246	2,900	2,797
Bank | Underwriting and brokerage
Commissions and fees
Commissions and fees	5,594	4,502	4,532
Bank | Other services
Commissions and fees
Commissions and fees	SFr 1,484	SFr 1,522	SFr 1,810